September 17, 2012

The Dreyfus/Laurel Funds, Inc.

- Dreyfus Bond Market Index Fund

Supplement to Summary and Statutory Prospectus

dated March 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Nancy Rogers is the fund's primary portfolio manager, a position she has held since February 2010.  Ms. Rogers is a Vice President and Senior Portfolio Manager of Index Strategies for BNY Mellon Cash Investment Strategies, a division of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Nancy Rogers is the fund's primary portfolio manager, a position she has held since February 2010.  Ms. Rogers has been employed by Dreyfus since October 2007 and is a Vice President and Senior Portfolio Manager of Index Strategies for BNY Mellon Cash Investment Strategies, a division of Dreyfus, and is responsible for the portfolio management of domestic and international index portfolios for Dreyfus.  Ms. Rogers has been with BNY Mellon for 22 years.

Effective January 1, 2013:

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Nancy Rogers and Zandra Zelaya, CFA are the fund's primary portfolio managers, positions they have held since February 2010 and January 2013, respectively.  Ms. Rogers is a Director, Senior Portfolio Manager and Team Leader at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Ms. Zelaya is a Director and Senior Portfolio Manager of fixed income at Mellon Capital.  Ms. Rogers and Ms. Zelaya are dual employees of Mellon Capital and The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Nancy Rogers and Zandra Zelaya, CFA are the fund's primary portfolio managers, positions they have held since February 2010 and January 2013, respectively.  Ms. Rogers is a Director, Senior Portfolio Manager and Team Leader at Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus, which she joined in January 2013.  She has been employed by Dreyfus since October 2007 and has been with BNY Mellon for 22 years.  Ms. Zelaya is a Director and Senior Portfolio Manager of fixed income at Mellon Capital and is responsible for passive fixed income portfolios.  Ms. Zelaya has been with Mellon Capital for 15 years and also has been employed by Dreyfus since January 2013.  Ms. Rogers and Ms. Zelaya manage the fund as employees of Dreyfus.

September 17, 2012

The Dreyfus/Laurel Funds, Inc.

- Dreyfus Bond Market Index Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus High Yield Fund

Supplement to Statement of Additional Information

dated January 1, 2012 as revised or amended February 1, 2012, March 1, 2012,

May 1, 2012, June 18, 2012 and July 30, 2012

The following information supersedes and replaces the portfolio manager information contained in the section of DHYF's Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists DHYF's portfolio managers who are in addition to the primary portfolio managers listed in the prospectus.  See the prospectus for a list of, and certain other information regarding, the primary portfolio managers.

Fund	Additional Portfolio Managers

DHYF	Dean Graves, Stephen Sylvester

The following information supersedes and replaces any contrary information contained in the section of the funds' Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, unless otherwise indicated:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

Chris Barris	2	$1.4B	5	$2.7B	0	$0
C. Wesley Boggs	10	$1.4B	11	$612.0M	61	$7B
David R. Bowser	5	$1.8B	6	$1.2B	64	$5.4B
James Boyd	6	$2.2B	2	$402.5M	26	$2.6B
Stephanie K. Brandaleone	3	$1.1B	3	$183.7M	22	$1.1B
Richard A. Brown	81	$37.7B	82	$60.0B	67	$60.4B
Thomas Casey	6	$3.6B	0	$0	144	$1.9B
Warren Chiang	10	$1.4B	11	$612.0M	61	$7B
Joseph M. Corrado	3	$1.1B	3	$183.7M	22	$1.1B
Catherine P. Crain[1]	5	$5.3B	0	$0	96	$3.8B
Kevin Cronk[2]	2	$1.4B	0	$0	0	$0
David Daglio	6	$2.2B	2	$402.5M	26	$2.6B
Thomas J. Durante	81	$37.7B	82	$60.0B	67	$60.4B
Dale Dutile	6	$2.2B	2	$402.5M	26	$2.6B
Sean P. Fitzgibbon[1]	19	$5.2B	5	$229.9M	15	$1.3B
Ronald Gala	10	$1.4B	11	$612.0M	61	$7B
James Harries	1	$16.5M	4	$4.0B	2	$1.4B
Steven W. Harvey	4	$1.8B	1	$321.8M	277	$2.3B
Robert Hay	0	$0	5	$1.03B	5	$888.6M
David Horsfall	1	$33M	2	$345.0M	1	$197M
Jeff Jacobe[1]	5	$5.3B	1	$15.0M	81	$3.9B
Creighton Kang	6	$2.2B	2	$402.5M	26	$2.6B
Alexander Kozhemiakin	5	$4.0B	4	$3.6B	24	$3.1B
David Leduc[3]	3	$1.7B	4	$2.6B	12	$4.4B
Gentry Lee[1]	5	$5.3B	16	$2.1B	151	$5.9B
Jay Malikowski	17	$4.5B	5	$213.8M	17	$1.4B
Paul Markham	1	$439.7M	5	$847.0M	7	$2.3B
Jeffrey D. McGrew[1]	19	$5.2B	5	$229.9M	15	$1.3B
Javier Murcio	5	$4.0B	4	$3.6B	24	$3.1B
Brendan Murphy[3]	3	$1.7B	4	$2.6B	12	$4.4B
Jocelin A. Reed	10	$1.4B	11	$612.0M	61	$7B
Nancy Rogers	2	$2.3B	4	$488.2M	6	$4.3B
Christopher B. Sarofim[1]	5	$5.3B	0	$0	13	$2.2B
Fayez S. Sarofim[1]	5	$5.3B	16	$2.1B	430	$12.9B
Charles E. Sheedy[1]	5	$5.3B	14	$2.0B	65	$1.9B
Christine L. Todd	1	$135.8M	1	$322.5M	80	$3.7B
P. Hans Von Der Luft	5	$805.8M	3	$500.5M	29	$1.7B
Todd Wakefield	5	$805.8M	3	$500.5M	29	$1.7B
B. Randall Watts[3]	5	$884.3M	3	$560.8M	29	$1.9B
Karen Q. Wong	81	$37.7B	82	$60.0B	67	$60.4B
Zandra Zelaya[4]	14	$7.2B	31	$16.0B	29	$5.1B
Robert C. Zeuthen	5	$884.3M	3	$560.8M	29	$1.9B

1          Since the portfolio manager is a primary portfolio manager for multiple funds, information is only provided as of October 31, 2011.

2       Mr. Cronk became a primary portfolio manager of the fund effective September 14, 2012.  As a result, his information is as of July 31, 2012.

3          Since the portfolio manager is a primary portfolio manager for multiple funds, information is only provided as of December 31, 2011.

4       Ms. Zelaya will become a primary portfolio manager of the fund effective January 1, 2013.  As a result, her information is as of July 31, 2012.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees:

Primary Portfolio Manager	Type of Account	Number of Accounts	Total Assets of Accounts

Chris Barris	None	N/A	N/A
C. Wesley Boggs	Registered Investment Companies	N/A	N/A
	Other Pooled Investment Vehicles	1	$77M
	Other Accounts	10	$1.6B
David R. Bowser	None	N/A	N/A
James Boyd	Other Accounts	3	$675.4M
Stephanie K. Brandaleone	None	N/A	N/A
Richard A. Brown	None	N/A	N/A
Thomas Casey	None	N/A	N/A
Warren Chiang	Registered Investment Companies	N/A	N/A
	Other Pooled Investment Vehicles	1	$77M
	Other Accounts	10	$1.6B
Joseph M. Corrado	None	N/A	N/A
Catherine P. Crain[1]	None	N/A	N/A
Kevin Cronk[2]	None	N/A	N/A
David Daglio	Other Accounts	3	$675.4M
Thomas J. Durante	None	N/A	N/A
Dale Dutile	Other Accounts	3	$675.4M
Sean P. Fitzgibbon[1]	Other Accounts	3	$45.7M
Ronald Gala	Registered Investment Companies	N/A	N/A
	Other Pooled Investment Vehicles	1	$77M
	Other Accounts	10	$1.6B
James Harries	None	N/A	N/A
Steven W. Harvey	None	N/A	N/A
Robert Hay	None	N/A	N/A
David Horsfall	None	N/A	N/A
Jeff Jacobe[1]	None	N/A	N/A
Creighton Kang	Other Accounts	3	$675.4M
Alexander Kozhemiakin	None	N/A	N/A
David Leduc[3]	None	N/A	N/A
Gentry Lee[1]	None	N/A	N/A
Jay Malikowski	Other	3	$45.4M
Paul Markham	Other Accounts	2	$413.2M
Jeffrey D. McGrew[1]	Other Accounts	3	$45.7M
Javier Murcio	None	N/A	N/A
Brendan Murphy[3]	None	N/A	N/A
Jocelin A. Reed	Registered Investment Companies	N/A	N/A
	Other Pooled Investment Vehicles	1	$77M
	Other Accounts	10	$1.6B
Nancy Rogers	Other Accounts	12	$7.1B
Christopher B. Sarofim[1]	None	N/A	N/A
Fayez S. Sarofim[1]	None	N/A	N/A
Charles E. Sheedy[1]	None	N/A	N/A
Christine L. Todd	None	N/A	N/A
P. Hans Von Der Luft	Other Accounts	3	$218.7M
Todd Wakefield	Other Accounts	3	$218.7M
B. Randall Watts[3]	Other Accounts	3	$217.2M
Karen Q. Wong	None	N/A	N/A
Zandra Zelaya[4]	Other Pooled Investment Vehicles	4	$259M
	Other Accounts	1	$1.2B
Robert C. Zeuthen	Other Accounts	3	$217.2M

1          Since the portfolio manager is a primary portfolio manager for multiple funds, information is only provided as of October 31, 2011.

2       Mr. Cronk became a primary portfolio manager of the fund effective September 14, 2012.  As a result, his information is as of July 31, 2012.

3          Since the portfolio manager is a primary portfolio manager for multiple funds, information is only provided as of December 31, 2011.

4       Ms. Zelaya will become a primary portfolio manager of the fund effective January 1, 2013.  As a result, her information is as of July 31, 2012.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year:

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

Chris Barris	DHYF	None
C. Wesley Boggs	DEIF	None
David R. Bowser	D/SFIF	None
James Boyd	DSCF	None
Stephanie K. Brandaleone	D/TBCSCVF	None
Richard A. Brown	DBSPSIF	None
Thomas Casey	D/SITEBF	None
Warren Chiang	DEIF	None
Joseph M. Corrado	D/TBCSCVF	$100,001-$500,000
Catherine P. Crain	DCEF	None
	DTMGF	None
Kevin Cronk*	DHYF	None
David Daglio	DSCF	None
Thomas J. Durante	DBSPSIF	$0-$10,000
Dale Dutile	DSCF	$100,001-$500,000
Sean P. Fitzgibbon	D/TBCEMCEF	$10,001-$50,000
	D/TBCLCCF	None
	DDSF	$10,001-$50,000
Ronald Gala	DEIF	None
James Harries	DGEIF	None
Steven W. Harvey	D/SITEBF	None
Robert Hay	DGEIF	None
David Horsfall	DOFIF	None
Jeff Jacobe	DCEF	None
	DTMGF	None
Creighton Kang	DSCF	None
Alexander Kozhemiakin	DEMDLCF	None
David Leduc	D/SGFIF	None
	D/SIFIF	None
	DOFIF	None
	DIBF	$0-$10,000
Gentry Lee	DCEF	None
	DTMGF	None
Jay Malikowski	D/TBCEMCEF	None
Paul Markham	D/NIEF	None
Jeffrey D. McGrew	D/TBCLCCF	None
	DDSF	None
Javier Murcio	DEMDLCF	None
Brendan Murphy	D/SGFIF	None
	D/SIFIF	None
	DIBF	$50,001-$100,000
Jocelin A. Reed	DEIF	None
Nancy Rogers	DBMIF	None
Christopher B. Sarofim	DCEF	None
	DTMGF	None
Fayez S. Sarofim	DCEF	Over $1,000,000
	DTMGF	Over $1,000,000
Charles E. Sheedy	DCEF	None
	DTMGF	None
Christine L. Todd	D/SITEBF	None
P. Hans Von Der Luft	D/TBCSCGF	None
Todd Wakefield	D/TBCSCTSEF	None
	D/TBCSMCGF	None
B. Randall Watts	DMCGF	None
	D/TBCSCGF	None
	D/TBCSCTSEF	None
	D/TBCSMCGF	None
Karen Q. Wong	DBSPSIF	None
Zandra Zelaya**	DBMIF	None
Robert C. Zeuthen	DMCGF	None

*          Mr. Cronk became a primary portfolio manager of the fund effective September 14, 2012.  As a result, his information is as of July 31, 2012.

**        Ms. Zelaya will become a primary portfolio manager of the fund effective January 1, 2013.  As a result, her information is as of July 31, 2012.

Effective January 1, 2013:

The following information supplements the information contained in the section of the funds' Statement of Additional Information entitled "Management Arrangements – Portfolio Managers and Portfolio Manager Compensation":

Alcentra.  Alcentra NY, LLC's compensation arrangements include a fixed salary, discretionary cash bonus and a number of long term incentive plans that are structured to align an employee's interest with the firm's longer term goals.  Portfolio managers are compensated in line with portfolio performance, rather than the growth of assets under management.  Other factors that may be taken into consideration include asset selection and trade execution and management of portfolio risk.